Net Sales - Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Nov. 02, 2019	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Disaggregation of Revenue [Line Items]
Net Sales	$ 1,349,076	$ 1,145,203	$ 4,091,797	$ 3,459,405
Customer Concentration Risk | Revenue from Contract with Customer Benchmark | E-Commerce
Disaggregation of Revenue [Line Items]
Percentage of sales	7.50%	4.50%	9.80%	3.80%
Outdoors
Disaggregation of Revenue [Line Items]
Net Sales	$ 487,401	$ 364,944	$ 1,448,987	$ 1,002,138
Sports and recreation
Disaggregation of Revenue [Line Items]
Net Sales	263,506	196,592	919,699	721,665
Apparel
Disaggregation of Revenue [Line Items]
Net Sales	318,731	322,375	939,388	951,385
Footwear
Disaggregation of Revenue [Line Items]
Net Sales	272,626	255,649	762,174	769,857
Total Merchandise
Disaggregation of Revenue [Line Items]
Net Sales	1,342,264	1,139,560	4,070,248	3,445,045
Other sales
Disaggregation of Revenue [Line Items]
Net Sales	$ 6,812	$ 5,643	$ 21,549	$ 14,360
New Academy Holding Company, LLC
Disaggregation of Revenue [Line Items]
Net Sales					$ 4,829,897	$ 4,783,893	$ 4,835,582
New Academy Holding Company, LLC | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of sales					14.00%	13.00%	14.00%
New Academy Holding Company, LLC | Customer Concentration Risk | Revenue from Contract with Customer Benchmark | E-Commerce
Disaggregation of Revenue [Line Items]
Percentage of sales					5.10%	4.90%	4.00%
New Academy Holding Company, LLC | Outdoors
Disaggregation of Revenue [Line Items]
Net Sales					$ 1,522,985	$ 1,544,021	$ 1,583,183
New Academy Holding Company, LLC | Sports and recreation
Disaggregation of Revenue [Line Items]
Net Sales					859,868	900,347	939,464
New Academy Holding Company, LLC | Apparel
Disaggregation of Revenue [Line Items]
Net Sales					1,405,258	1,321,035	1,311,054
New Academy Holding Company, LLC | Footwear
Disaggregation of Revenue [Line Items]
Net Sales					1,021,603	997,692	986,887
New Academy Holding Company, LLC | Total Merchandise
Disaggregation of Revenue [Line Items]
Net Sales					4,809,714	4,763,095	4,820,588
New Academy Holding Company, LLC | Other sales
Disaggregation of Revenue [Line Items]
Net Sales					$ 20,183	$ 20,798	$ 14,994